Provisions - Summary of Movement of Other Provisions (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of Provisions [Line Items]
Other provisions beginning balance	€ 1,319
Charges	600
Releases	(232)
Utilisation	(327)
Currency translation	(39)
Other provisions ending balance	1,321
Restructuring [Member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	352
Charges	320
Releases	(51)
Reclassification	(7)
Utilisation	(161)
Currency translation	(8)
Other provisions ending balance	445
Legal [Member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	192
Charges	90
Releases	(10)
Reclassification	16
Utilisation	(130)
Currency translation	(15)
Other provisions ending balance	143
Brazil Indirect Taxes [member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	356
Charges	26
Releases	(55)
Reclassification	(85)
Utilisation	(10)
Currency translation	(29)
Other provisions ending balance	203
Other [Member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	419
Charges	164
Releases	(116)
Reclassification	76
Utilisation	(26)
Currency translation	13
Other provisions ending balance	€ 530